LEASES (Tables)	6 Months Ended
Sep. 30, 2025
LEASES
Schedule of non-cancellable lease contract
Operating lease payment	As of September 30, 2025
Within one year	$168,002
One to three years	182,002
Total future minimum lease payments	350,004
Less: imputed interest	(18,268)
Present value of operating lease liabilities	331,736

Schedule of operating leases right-of-use assets and lease liabilities
As of September 30,
2025
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.00
Weighted average discount rate	5.50%